Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 55,800	₨ 50,300	₨ 46,465
Depreciation expense	10,505	9,576	8,615
Amortisation expense	6,553	5,265	4,021
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	15,662	15,101	13,571
Depreciation expense	7,111	6,742	6,111
Amortisation expense	0	0	0
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	33,805	29,235	27,505
Depreciation expense	2,099	1,707	1,511
Amortisation expense	6,502	5,220	3,997
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	6,333	5,964	5,389
Depreciation expense	1,295	1,127	993
Amortisation expense	₨ 51	₨ 45	₨ 24